File No. 333—202912

As filed with the Securities and Exchange Commission on June 17, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
(Check appropriate box or boxes)

MERIDIAN FUND, INC.®

(Exact name of Registrant as Specified in Charter)

100 Fillmore Street

Suite 325

Denver, CO 80206

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 398-2929

David Corkins

100 Fillmore Street

Suite 325

Denver, CO 80206

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1150 17th Street, Suite 500

Denver, CO 80202

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Meridian Fund, Inc., is being filed solely to add Exhibit 11 and Exhibit 12 to Part C of the Registration Statement previously filed with the Securities and Exchange Commission on March 20, 2014.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 462(d) under the Securities Act of 1933, as amended.

PART C

OTHER INFORMATION

Item15.	Indemnification

Subsection (B) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director of that corporation or a director, officer, employee or agent of another corporation or enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and (i) in the case of conduct in the director’s official capacity with the corporation, in a manner he reasonably believed to be in the best interests of the corporation, and, (ii) in all other cases, in a manner not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Subsection (B) of Section 2-418 empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that such person acted in any of the capacities set forth above, against expenses actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted under similar standards, except that no indemnification may be made in respect to any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation.

Section 2-418 further provides that to the extent a director or officer of a corporation has been successful in the defense of any action, suit or proceeding referred to in Subsection (B), he shall be indemnified against reasonable expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith. The scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another. Furthermore, the corporation may purchase and maintain insurance on behalf of a director or officer of the corporation against any liability asserted against him or incurred by him in any such capacity or arising out of his status as such whether or not the corporation would have the power to indemnify him against such liabilities under Section 2-418.

Article V of the Bylaws of the Meridian Fund contains indemnification provisions meant to conform to the above statute and to the provisions of Section 17 of the Investment Company Act of 1940, as amended, and to Investment Company Act Release No. 11330 (September 4, 1980). These Bylaws provide “reasonable and fair means” to determine whether indemnification shall be made which include: (1) reference to a final decision on the merits by a court or other body that liability did not occur by reason of disabling conduct, or (2) in the absence of such a decision, a reasonable, factually based decision to the same effect by (a) a vote of a majority of a quorum of directors who are neither “interested persons” of the company (as defined in Section 2(a)(19) of the Investment Company Act) nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Meridian Fund pursuant to the Meridian Fund’s Articles of Incorporation and Bylaws, or otherwise, the Meridian Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore unenforceable. Unless counsel to the Meridian Fund has opined that the matter has been settled by controlling precedent, the Meridian Fund will submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue in the event that a claim for indemnification against such liabilities (other than the payment by the Meridian Fund of expenses incurred or paid by a director, officer or controlling person of the Meridian Fund, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered.

Item 16.	Exhibits

Exhibit Number		Exhibit

(1)	(a)	Articles of Amendment and Restatement (incorporated by reference to Exhibit (a) of Registrant’s Post-Effective Amendment No. 18 filed on October 29, 1999).

	(b)	Articles Supplementary dated January 28, 1994 (incorporated by reference to Exhibit (a)(1) of Registrant’s Post-Effective Amendment No. 23 filed on October 29, 2004).

	(c)	Articles Supplementary dated April 20, 2001 (incorporated by reference to Exhibit (a)(2) of Registrant’s Post-Effective Amendment No. 23 filed on October 29, 2004).

	(d)	Articles Supplementary dated October 14, 2004 (incorporated by reference to Exhibit (a)(3) of Registrant’s Post-Effective Amendment No. 23 filed on October 29, 2004).

	(e)	Articles Supplementary dated December 8, 2004 (incorporated by reference to Exhibit (a)(4) of Registrant’s Post-Effective Amendment No. 25 filed on January 31, 2005).

	(f)	Articles of Amendment dated October 28, 2013 (incorporated by reference to Exhibit (a)(5) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013).

	(g)	Articles Supplementary dated October 28, 2013 (incorporated by reference to Exhibit (a)(6) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

	(h)	Articles of Amendment dated December 15, 2014 (incorporated by reference to Exhibit (1)(h) of Registrant’s Registration Statement on Form N-14 filed on March 20, 2015).

(2)		Amended By-Laws dated May 13, 2014 (incorporated by reference to Exhibit (b) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

(3)		Voting Trust Agreements (not applicable).

(4)		Form of Agreement and Plan of Reorganization between Meridian Fund, Inc., on behalf of the Meridian Equity Income Fund, Professionally Managed Portfolios, on behalf of the Jordan Opportunity Fund, Arrowpoint Asset Management, LLC and Windowpane Advisors, L.L.C. dated [ ], 2015 (incorporated by reference to Exhibit (4) of Registrant’s Registration Statement on Form N-14 filed on March 20, 2015).

(5)		Instruments Defining Rights of Security Holders (not applicable).

(6)	(a)	Investment Management Agreement and Service Agreement between Arrowpoint Asset Management, LLC (“Arrowpoint”) and the Registrant, on behalf of Meridian Equity Income Fund, Meridian Growth Fund and Meridian Contrarian Fund, dated September 5, 2013 (incorporated by reference to Exhibit (d)(1) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013).

	(b)	Fee Waiver Letter Agreement dated October 20, 2014 among Registrant and Arrowpoint Asset Management, LLC (incorporated by reference to Exhibit (d)(3) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

(7)		Distribution Agreement between Destra Capital Investments LLC and the Registrant, dated October 15, 2013 (incorporated by reference to Exhibit (e) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

(8)		Bonus or Profit Sharing Contracts (not applicable).

(9)	(a)	Amended and Restated Custodian Services Agreement, dated January 1, 2009 (incorporated by reference to Exhibit (g) of Registrant’s Post-Effective Amendment No. 32 filed on May 22, 2009).

	(b)	Revised Exhibit A, dated November 1, 2013, to the Amended and Restated Custodian Services Agreement (incorporated by reference to Exhibit (g)(1)(a) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013).

	(c)	Foreign Custody Management Agreement, dated May 31, 2001 (incorporated by reference to Exhibit (g)(3) of Registrant’s Post-Effective Amendment No. 28 filed on March 23, 2006).

	(d)	Amendment to Foreign Custody Manager Agreement, dated May 31, 2001 (incorporated by reference to Exhibit (g)(4) of Registrant’s Post-Effective Amendment No. 28 filed on March 23, 2006).

	(e)	Letter Agreement for Amendment to Foreign Custody Agreement, dated September 11, 2003, (incorporated by reference to Exhibit (g)(5) of Registrant’s Post-Effective Amendment No. 28 filed on March 23, 2006).

(10)	(a)	Rule 12b-1 Plan dated November 1, 2013 (incorporated by reference to Exhibit (m) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

	(b)	Rule 18f-3 Plan as modified February 11, 2014 (incorporated by reference to Exhibit (n) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

(11)		Legal Opinion of Davis Graham & Stubbs LLP regarding the legality of issuance of shares dated April 20, 2015 (filed herewith).

(12)		Legal Opinion of Paul Hastings LLP regarding certain tax matters dated June 14, 2015 (filed herewith).

(13)	(a)	Amended and Restated Shareholder Services Agreement, dated January 1, 2009 (incorporated by reference to Exhibit (h)(1) of Registrant’s Post-Effective Amendment No. 32 filed on May 22, 2009).

	(b)	Revised Exhibit A, dated November 1, 2013, to the Amended and Restated Shareholder Services Agreement (incorporated by reference to Exhibit (h)(1)(a) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013).

	(c)	Red Flags Services Amendment to Amended and Restated Shareholder Services Agreement, dated May 7, 2009 (incorporated by reference to Exhibit (h)(1)(a) of Registrant’s Post-Effective Amendment No. 32 filed on May 22, 2009).

	(d)	Amended and Restated Accounting Services (transfer agency) Agreement, dated January 1, 2009 (incorporated by reference to Exhibit (h)(2) of Registrant’s Post-Effective Amendment No. 32 filed on May 22, 2009).

	(e)	Revised Exhibit A, dated November 1, 2013, to the Amended and Restated Accounting Services (transfer agency) Agreement (incorporated by reference to Exhibit (h)(2))(a) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013).

	(f)	Amended and Restated Administration Assistance Services Agreement, dated January 1, 2009 (incorporated by reference to Exhibit (h)(3) of Registrant’s Post-Effective Amendment No. 32 filed on May 22, 2009).

	(g)	Shareholder Servicing Plan, dated November 1, 2013 (incorporated herein by reference to Exhibit (h)(4) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

	(h)	Administrative Services and Shareholder Servicing Agreement dated November 1, 2013 (incorporated herein by reference to Exhibit (h)(5) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

(14)	(a)	Consent of PricewaterhouseCoopers LLP (incorporated herein by reference to Exhibit (14)(a) of Registrant’s Registration Statement on Form N-14 filed on March 20, 2015).

	(b)	Consent of Tait, Weller & Baker, LLP (incorporated herein by reference to Exhibit (14)(b) of Registrant’s Registration Statement on Form N-14 filed on March 20, 2015).

(15)		Financial Statements omitted pursuant to Item 14(a)(1) (not applicable).

(16)	(a)	Power of Attorney by James B. Glavin dated March 2, 2015 (incorporated herein by reference to Exhibit (16)(a) of Registrant’s Registration Statement on Form N-14 filed on March 20, 2015).

	(b)	Power of Attorney by John S. Emrich dated March 2, 2015 (incorporated herein by reference to Exhibit (16)(b) of Registrant’s Registration Statement on Form N-14 filed on March 20, 2015).

	(c)	Power of Attorney by Michael S. Erickson dated March 3, 2015 (incorporated herein by reference to Exhibit (16)(c) of Registrant’s Registration Statement on Form N-14 filed on March 20, 2015).

	(d)	Power of Attorney by Edward Keely dated March 3, 2015 (incorporated herein by reference to Exhibit (16)(d) of Registrant’s Registration Statement on Form N-14 filed on March 20, 2015).

	(e)	Power of Attorney by Michael Stolper dated March 3, 2015 (incorporated herein by reference to Exhibit (16)(e) of Registrant’s Registration Statement on Form N-14 filed on March 20, 2015).

	(f)	Power of Attorney by David Corkins dated March 18, 2015 (incorporated herein by reference to Exhibit (16)(f) of Registrant’s Registration Statement on Form N-14 filed on March 20, 2015).

	(g)	Power of Attorney by Derek Mullins dated March 18, 2015 (incorporated herein by reference to Exhibit (16)(g) of Registrants Registration Statement on Form N-14 filed on March 20, 2015).

	(h)	Power of Attorney by Rick Grove dated March 4, 2015 (incorporated herein by reference to Exhibit (16)(h) of Registrant’s Registration Statement on Form N-14 filed on March 20, 2015).

(17)		Additional Exhibits (not applicable).

Item 17.	Undertakings

(1)	The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on June 17, 2015.

MERIDIAN FUND, INC.®(Registrant)

/s/ David Corkins
President

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

/s/ David Corkins David Corkins	President (Principal Executive Officer)	June 17, 2015

/s/ Derek Mullins Derek Mullins	Chief Financial (Chief Financial Officer and Treasurer)	June 17, 2015

Guy M. Arnold	Director

/s/ John S. Emrich *John S. Emrich	Director	June 17, 2015

/s/ Michael S. Erickson *Michael S. Erickson	Director	June 17, 2015

/s/ James B. Glavin *James B. Glavin	Director and Chairman of the Board	June 17, 2015

/s/ Edward Keely *Edward Keely	Director	June 17, 2015

/s/ Michael Stolper *Michael Stolper	Director	June 17, 2015

* By:	/s/ Derek Mullins
**Attorney-in-Fact

**	Executed by Derek Mullins pursuant to Powers of Attorney (incorporated herein by reference to Exhibits 16(a)-(h) of Registrant’s Registration Statement on Form N-14 filed on March 20, 2015).

Exhibit Index

Exhibit Number	Exhibit

(11)	Legal Opinion of Davis Graham & Stubbs LLP regarding the legality of issuance of shares dated April 20, 2015.

(12)	Legal Opinion of Paul Hastings LLP regarding certain tax matters dated June14, 2015.